STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STATEMENT OF COMPREHENSIVE INCOME
NET (LOSS) INCOME FOR THE YEAR	R$ (2,858,626)	R$ 1,040,689	R$ (663,678)
Other comprehensive income to be reclassified to income statement in subsequent years:
Conversion of financial statements of controlled companies abroad	(2,962,142)	(148,696)	3,711,781
Exchange rate effect on the conversion from hyperinflationary economy	24,956	218,227	32,160
Earnings (losses) from cash flow hedge operations	(790,479)	(210,150)	178,006
Tax effects on (losses) earnings from cash flow hedge operations	270,035	72,939	(61,658)
Other comprehensive income not reclassified for the income of the year in subsequent years:
Actuarial gain (loss)	21,764	459,875	(104,650)
Tax effects on (losses) earnings from actuarial	(61,965)	(106,979)	23,694
Comprehensive income for the year, net of tax effects	(6,356,457)	1,325,905	3,115,655
ATTRIBUTABLE TO
The Company's shareholders	(6,353,752)	1,327,531	3,120,429
Noncontrolling shareholders	(2,705)	(1,626)	(4,774)
Comprehensive income for the year, net of tax effects	R$ (6,356,457)	R$ 1,325,905	R$ 3,115,655